Cover	Oct. 09, 2025
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	SKYBRIDGE OPPORTUNITY FUND
Entity Central Index Key	0001181848
SKYBRIDGE G II FUND [Member]
Document Information [Line Items]
Amendment Flag	false
Entity Registrant Name	SKYBRIDGE G II FUND
Entity Central Index Key	0001520568